Note 9 - Commitments and Contingencies (Details) - Asset Retirement Obligation Activity - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Activity [Abstract]
Asset Retirement Obligations at start of period	$ 53	$ 52
Liabilities incurred in the current period	1	3
Liabilities settled in the current period	(3)	(1)
Accretion expense	2	2
Revision in estimated cash flows	(6)	(2)
Foreign exchange impact		(1)
Asset Retirement Obligations at end of period	$ 47	$ 53